Income Tax - Breakdown of Deferred Taxes by Nature (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
+ Net profit (loss)	€ (20,854)	€ (13,320)	€ (10,399)
Tax expense (income)	414		40
Profit (loss) before tax	€ (20,440)		€ (10,359)